Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Contributed equity
Total Equity	$ 482,168	$ 500,002	$ 497,044	$ 517,127	$ 535,509	$ 581,397
Ordinary Shares
Contributed equity
Number of warrants (in shares)	737,121,218		650,454,551	650,454,551		648,696,070
Less: Treasury Shares (in shares)	(542,903)			(542,903)
Total Contributed Equity (in shares)	736,578,315			649,911,648
Ordinary shares	$ 1,207,500			$ 1,165,309
Less: Treasury Shares	0			0
Total Equity	$ 1,207,500		$ 1,165,309	$ 1,165,309		$ 1,163,153